Goodwill	12 Months Ended
Feb. 29, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill
6.	GOODWILL

Changes in the carrying amount of goodwill for the years ended February 28, 2019 and February 29, 2020 consisted of the following:

	As at
	February 28, 2019	February 29, 2020
	RMB	RMB	USD
Balance at beginning of the year
Goodwill	557	150,332	21,505
Accumulated impairment loss	—	(557)	(80)
	557	149,775	21,425
Goodwill acquired during the year	149,775	—	—
Impairment losses	(557)	(114,612)	(16,395)
Balance at ending of the year
Goodwill	150,332	150,332	21,505
Accumulated impairment loss	(557)	(115,169)	(16,475)
	149,775	35,163	5,030

As of February 28, 2019, the goodwill balance of RMB557 included in Shane Education reporting unit was written off.

During the year ended February 29, 2020, goodwill was allocated to the following two reporting units: Fantasy reporting unit and Four Seasons Education reporting unit, which were defined upon the contents of tutoring services provided, type of customer and separate management within these businesses. The Group performed qualitative assessment for each reporting unit and considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. The Group determined that the above factors are more likely than not to have a significant adverse impact on the Four Seasons Education reporting unit and therefore a quantitative impairment test was performed utilizing an income approach to determine the Four Seasons Education reporting unit's fair value.

The income approach, discounted cash flow method, was performed by calculating the fair value based on future forecasted cash flows discounted back to the present value, including significant judgments related to risk adjusted discount rates, terminal growth rates, and the weighted average cost of capital (“WACC”). The projected cash flows were developed by the Group based on current known business and market conditions as well as future anticipated industry trends. The underlying results were driven by the underperforming results of Four Seasons Education reporting unit since the acquisition dates, the business structures related to cost and operating expense, market conditions and other factors including adverse impacts associated with COVID-19 existing as of February 29, 2020. A terminal value growth rate of 3% and WACC of 17% were utilized based on industry and macroeconomic indicators as well as estimated risk premiums.

Based on the quantitative goodwill impairment test the Group recorded goodwill impairment charges of RMB114,612(US$16,395) in Four Seasons Education reporting unit during the year ended February 29, 2020.